Convertible Notes Payable (Details) - USD ($)										1 Months Ended						12 Months Ended
	Oct. 03, 2022	Oct. 02, 2022	Oct. 01, 2022	Mar. 07, 2022	Feb. 02, 2022	May 14, 2021	Dec. 01, 2020	Jul. 02, 2020	Jul. 01, 2020	Sep. 15, 2022	Jul. 31, 2022	May 31, 2022	Feb. 22, 2022	Oct. 31, 2020	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 12, 2022	Oct. 24, 2022	Oct. 20, 2022	Sep. 02, 2022	May 20, 2022	Jul. 31, 2021	Oct. 02, 2020	Sep. 23, 2020	Jul. 06, 2020
Convertible Notes Payable (Details) [Line Items]
Convertible note																$ 1,683,694	$ 1,342,664
Shares of common stock (in Shares)																6,946,851
Warrants issued (in Shares)																562,500
Common stock, par value (in Dollars per share)							$ 0.001									$ 0.001
Shares issued (in Shares)																	2,250,691
Gross proceeds				$ 2,659,750						$ 796,000
Gain loss on extinguishment of debt																$ (832,482)	$ 1,025,655
Repayment towards notes																5,000
Debt discount																230,162
Remaining balance																866,650
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																	341,880
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																299,400
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																63,915
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																785,714
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																185,714
Repayment towards notes																714,286
The Second October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																47,143
The First July 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note									$ 68,000
Note accrues interest rate									10.00%
Common stock, par value (in Dollars per share)									$ 0.001
Equal to lowest percentage									61.00%
Derivative liabilities									$ 112,743
Debt discount																68,000
Derivative expense																44,743
Converted of principal amount																	68,000
Interest amount																	$ 3,400
Shares of common stock (in Shares)																	35,469
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																									$ 385,000
Note accrues interest rate																									12.00%
Common stock, par value (in Dollars per share)								$ 0.001
Debt discount																68,255
Debt issuance costs																$ 146,393
Warrants issued (in Shares)																85,555
Interest																	$ 46,200
The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note							$ 600,000
Note accrues interest rate							12.00%
The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																$ 1,601,452
The July 2021 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Note accrues interest rate																										6.00%
Common stock, par value (in Dollars per share)															$ 0.001
Equal to lowest percentage															75.00%
Derivative liabilities																							$ 100,532
Debt discount																96,803
Converted of principal amount																168,850
Interest amount																$ 4,605
Shares of common stock (in Shares)																109,435
Debt issuance costs																$ 3,000
Promissory notes																										$ 168,850
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note													$ 337,163
Equal to lowest percentage					75.00%
Debt discount																37,163
Converted of principal amount																$ 74,850
Interest amount													$ 37,425
Shares of common stock (in Shares)																216,842
Common stock, par value (in Dollars per share)					$ 0.001
Effective interest rate													11.00%
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage												75.00%
Converted of principal amount																$ 51,132
Shares of common stock (in Shares)																39,637
Common stock, par value (in Dollars per share)												$ 0.001
Promissory notes																						$ 115,163
Effective interest rate																						11.00%
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount										$ 75,610						$ 399,964
Converted of principal amount																900,000
Interest amount																75,674
Debt issuance costs																$ 125,300
Warrants issued (in Shares)																4,000,000
Gross proceeds												$ 4,000,000
Conversion price per share (in Dollars per share)												$ 2
Principal outstanding percentage																					110.00%
Accrue interest rate percentage																					18.00%
Conversion price (in Dollars per share)										$ 0.2
Debt percentage										10.00%
Accrued interest																$ 75,674
The May 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)												$ 0.001
The May 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)												4,000,000
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt										$ 1,083,684
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt										$ 331,861
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																$ 214,981
Warrants issued (in Shares)																2,150,000
Gross proceeds											$ 2,150,000
Conversion price per share (in Dollars per share)											$ 2
Principal outstanding percentage																					110.00%
Accrue interest rate percentage																					18.00%
Conversion price (in Dollars per share)										$ 0.2
Debt percentage										10.00%
Gain loss on extinguishment of debt										$ 339,594
The July 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)											$ 0.001
The July 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)											2,150,000
The First October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note	$ 104,250
Note accrues interest rate	10.00%
Common stock, par value (in Dollars per share)			$ 0.001
Equal to lowest percentage			75.00%
Debt discount																$ 4,250
The Second October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																				$ 300,000
Note accrues interest rate																				10.00%
Common stock, par value (in Dollars per share)		$ 0.001
Debt discount																$ 45,000
Shares of common stock (in Shares)																815,000
Debt issuance costs																$ 17,850
Original issue discount																409,945
The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																			$ 1,666,650
Common stock, par value (in Dollars per share)	$ 0.001
Debt discount																$ 1,833,300
Shares of common stock (in Shares)																4,333,250
Debt issuance costs																$ 166,650
Equal price per shares (in Dollars per share)	$ 0.2
Beneficial conversion feature																1,666,650
Converted amount																800,000
The December 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																		$ 750,000
Common stock, par value (in Dollars per share)		0.001
Debt discount																$ 241,773
Shares of common stock (in Shares)																2,500,000
Equal price per shares (in Dollars per share)		$ 0.2
Beneficial conversion feature																$ 508,227
Converted amount																500,000
Convertible Notes Payable [Member] | The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																	600,000
Convertible Notes Payable [Member] | The October 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																								$ 169,400
Note accrues interest rate																								6.00%
Common stock, par value (in Dollars per share)														$ 0.001
Equal to lowest percentage														75.00%
Derivative liabilities								$ 74,860
Debt discount																19,400
Converted of principal amount																	169,400
Interest amount																	$ 4,620
Shares of common stock (in Shares)																	55,631
Convertible Notes Payable [Member] | The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																110,300
Interest amount																	$ 4,340
Shares of common stock (in Shares)							45,000
Debt issuance costs																$ 113,481
Shares issued (in Shares)																45,000
Convertible Notes Payable [Member] | The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001
Debt discount																$ 666,669
Converted of principal amount																	$ 4,666,669
Shares of common stock (in Shares)																	933,334
Debt issuance costs																$ 539,509
Warrants issued (in Shares)																1,090,908
Aggregate gross proceeds						$ 3,690,491
Conversion price per share (in Dollars per share)						$ 5
Debt discount						$ 1,090,908
Convertible Notes Payable [Member] | The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																$ 1,895,391
Convertible Notes Payable [Member] | The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Shares of common stock (in Shares)																4,000,000
The Second February 2022 Loan Agreement [Member] | The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																$ 15,163
Converted of principal amount																12,783
The May 2022 Convertible Note Offering [Member] | The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																1,314,286
Domestic Line of Credit [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																$ 863,792